United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/15

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Government Cash Series
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—54.1%
$105,446,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.115%—0.185%, 9/2/2014 - 9/28/2014	$105,466,264
6,000,000		Federal Farm Credit System Notes, 1.625%, 11/19/2014	6,019,173
357,750,000	[2]	Federal Home Loan Bank System Discount Notes, 0.070%—0.110%, 9/2/2014 - 2/25/2015	357,711,844
156,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.105%—0.161%, 9/6/2014 - 11/25/2014	155,989,543
359,205,000		Federal Home Loan Bank System Notes, 0.070%—2.750%, 9/16/2014 - 8/25/2015	359,210,826
117,250,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.090%—0.110%, 10/8/2014 - 3/10/2015	117,207,557
19,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.135%, 9/16/2014	18,998,997
14,715,000		Federal Home Loan Mortgage Corp. Notes, 0.350%—4.375%, 9/22/2014 - 7/17/2015	14,926,864
112,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.070%—0.120%, 9/8/2014 - 4/1/2015	111,958,781
38,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.125%—0.126%, 9/5/2014 - 9/27/2014	37,996,355
		TOTAL GOVERNMENT AGENCIES	1,285,486,204
		U.S. TREASURY—0.8%
9,000,000		United States Treasury Notes, 2.125%, 11/30/2014	9,044,590
9,000,000		United States Treasury Notes, 2.250%, 1/31/2015	9,079,196
		TOTAL U.S. TREASURY	18,123,786
		REPURCHASE AGREEMENTS—45.1%
20,000,000	[3]	Interest in $371,000,000 joint repurchase agreement 0.08%, dated 8/11/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $371,076,673 on 11/12/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2044 and the market value of those underlying securities was $381,145,966.	20,000,000
50,000,000	[3]	Interest in $225,000,000 joint repurchase agreement 0.08%, dated 8/19/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $225,015,000 on 9/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2055 and the market value of those underlying securities was $230,062,964.	50,000,000
10,000,000	[3]	Interest in $193,500,000 joint repurchase agreement 0.09%, dated 8/14/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $193,547,891 on 11/21/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2044 and the market value of those underlying securities was $199,124,262.	10,000,000
13,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.09%, dated 8/7/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,057,500 on 11/7/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2044 and the market value of those underlying securities was $255,962,528.	13,000,000
32,000,000	[3]	Interest in $820,000,000 joint repurchase agreement 0.08%, dated 7/29/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $820,164,000 on 10/27/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $836,465,106.	32,000,000
130,000,000		Interest in $600,000,000 joint repurchase agreement 0.06%, dated 8/27/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $600,007,000 on 9/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/25/2044 and the market value of those underlying securities was $612,490,135.	130,000,000
22,821,000		Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,019,444 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,019,899.	22,821,000
20,000,000		Interest in $350,000,000 joint repurchase agreement 0.07%, dated 8/28/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $350,004,764 on 9/4/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2044 and the market value of those underlying securities was $357,003,471.	20,000,000
25,000,000		Interest in $700,000,000 joint repurchase agreement 0.07%, dated 8/29/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $700,009,528 on 9/5/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2044 and the market value of those underlying securities was $717,740,640.	25,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$45,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.14%, dated 7/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,280,000 on 1/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2044 and the market value of those underlying securities was $412,081,384.	$45,000,000
225,000,000		Interest in $500,000,000 joint repurchase agreement 0.06%, dated 8/29/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $500,003,333 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2062 and the market value of those underlying securities was $514,820,448.	225,000,000
50,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.08%, dated 7/16/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,080,000 on 10/14/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2044 and the market value of those underlying securities was $411,774,661.	50,000,000
25,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 6/13/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,100,000 on 9/11/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2044 and the market value of those underlying securities was $411,859,448.	25,000,000
266,000,000		Interest in $526,000,000 joint repurchase agreement 0.06%, dated 8/29/2014 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $526,003,507 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/16/2050 and the market value of those underlying securities was $538,088,078.	266,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement 0.06%, dated 8/29/2014 under which Pershing LLC will repurchase securities provided as collateral for $100,000,667 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/23/2033 and the market value of those underlying securities was $102,000,939.	90,000,000
50,000,000	[3]	Interest in $840,000,000 joint repurchase agreement 0.08%, dated 8/4/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $840,112,000 on 10/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2044 and the market value of those underlying securities was $858,914,769.	50,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,073,821,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[4]	2,377,430,990
		OTHER ASSETS AND LIABILITIES—NET-0.0%[5]	644,624
		TOTAL NET ASSETS—100%	$2,378,075,614
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3
Federated Municipal Cash Series
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.8%[1,2]
		Alabama—1.2%
$3,200,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.28% TOBs (Alabama Power Co.), Mandatory Tender 4/8/2015	$3,200,000
555,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.090%, 9/4/2014	555,000
		TOTAL	3,755,000
		Arizona—8.7%
755,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.210%, 9/4/2014	755,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.160%, 9/4/2014	7,221,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.100%, 9/4/2014	5,610,000
575,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 9/4/2014	575,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.140%, 9/4/2014	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 9/4/2014	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.110%, 9/4/2014	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.110%, 9/4/2014	1,175,000
		TOTAL	27,816,000
		California—0.6%
1,935,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.550%, 9/4/2014	1,935,000
		Colorado—1.1%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.190%, 9/4/2014	3,300,000
150,000		Colorado HFA (Class I Bonds), (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 9/4/2014	150,000
		TOTAL	3,450,000
		Florida—5.8%
170,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 9/4/2014	170,000
5,685,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.210%, 9/3/2014	5,685,000
6,990,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 9/4/2014	6,990,000
5,745,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 9/5/2014	5,745,000
		TOTAL	18,590,000
		Georgia—9.1%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.200%, 9/4/2014	3,350,000
1,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.090%, 9/3/2014	1,000,000
1,500,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.080%, 9/4/2014	1,500,000
2,000,000		Dougherty County, GA School System, (Series 2014), 0.75% TANs, 12/31/2014	2,002,753
3,865,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.050%, 9/4/2014	3,865,000
1,400,000		Private Colleges & Universities Facilities of GA, (Series 2005B-3) Weekly VRDNs (Emory University), 0.030%, 9/4/2014	1,400,000
7,470,000	[3,4]	Private Colleges & Universities Facilities of GA, Floater Certificates (Series 2008-3068X) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.060%, 9/4/2014	7,470,000
4,000,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.070%, 9/4/2014	4,000,000
3,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 9/3/2014	3,600,000
890,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.040%, 9/4/2014	890,000
		TOTAL	29,077,753
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—9.0%
$10,000,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Royal Bank of Canada, Montreal LOC), 0.030%, 9/2/2014	$10,000,000
845,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.320%, 9/4/2014	845,000
1,250,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 9/4/2014	1,250,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.160%, 9/4/2014	1,000,000
3,935,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 9/4/2014	3,935,000
2,450,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.160%, 9/4/2014	2,450,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 9/3/2014	3,300,000
5,800,000		Orland Park, IL IDA, (Series 1996) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 9/3/2014	5,800,000
		TOTAL	28,580,000
		Indiana—4.9%
6,710,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(U.S. Bank, N.A. LOC), 0.080%, 9/4/2014	6,710,000
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.210%, 9/4/2014	5,500,000
3,500,000		Posey County, IN EDA, (Series 2013A), 0.30% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/18/2014	3,500,000
		TOTAL	15,710,000
		Kansas—0.7%
748,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 9/4/2014	748,000
1,510,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.120%, 9/3/2014	1,510,000
		TOTAL	2,258,000
		Kentucky—0.6%
2,085,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.400%, 9/4/2014	2,085,000
		Louisiana—0.8%
2,200,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.200%, 9/4/2014	2,200,000
500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.270%, 9/3/2014	500,000
		TOTAL	2,700,000
		Maine—0.6%
1,865,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 9/3/2014	1,865,000
		Missouri—0.8%
2,500,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 9/2/2014	2,500,000
		Multi-State—10.1%
240,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 9/4/2014	240,000
414,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 9/4/2014	414,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.150%, 9/4/2014	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/GTD by Barclays Bank PLC), 0.140%, 9/4/2014	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.170%, 9/4/2014	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.140%, 9/4/2014	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.), 0.130%, 9/4/2014	10,000,000
		TOTAL	32,354,000
		New Jersey—10.8%
6,000,000		Belmar, NJ, 1.00% BANs, 2/13/2015	6,011,491
1,500,000		Berkeley Heights Township, NJ, 1.00% BANs, 10/9/2014	1,500,698
3,000,000		Brigantine, NJ, (Series 2013C), 1.00% BANs, 12/11/2014	3,003,879
2,000,000		East Greenwich Township, NJ, (Series 2013B), 1.00% BANs, 11/12/2014	2,001,291
3,000,000		Evesham Township, NJ, 1.00% BANs, 10/17/2014	3,001,126
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$1,737,000		Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	$1,738,159
3,000,000		Hazlet Township, NJ, 1.00% BANs, 6/22/2015	3,011,505
1,400,000		Linden, NJ, 1.00% BANs, 12/18/2014	1,401,066
3,411,870		Linden, NJ, 1.00% BANs, 5/1/2015	3,419,945
9,500,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 9/2/2014	9,500,000
		TOTAL	34,589,160
		New York—7.1%
2,140,000		Ausable Valley, NY CSD, 0.75% BANs, 6/25/2015	2,145,363
265,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 9/4/2014	265,000
3,000,000		East Moriches, NY UFSD, 1.00% TANs, 6/19/2015	3,015,729
1,310,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.300%, 9/4/2014	1,310,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.190%, 9/4/2014	1,300,000
14,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(GTD by Citibank NA, New York), 0.110%, 9/4/2014	14,500,000
		TOTAL	22,536,092
		North Carolina—0.5%
1,600,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.200%, 9/3/2014	1,600,000
		Ohio—11.0%
4,000,000		Avon Lake, OH, 1.00% BANs, 7/14/2015	4,026,252
1,400,000		Canton, OH, 1.00% BANs, 6/19/2015	1,406,658
7,040,000		Columbus, OH Regional Airport Authority Capital Funding Revenue, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.050%, 9/4/2014	7,040,000
3,165,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 9/4/2014	3,165,000
5,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 9/3/2014	5,000,000
1,290,000		Hamilton, OH, 1.00% BANs, 10/2/2014	1,290,435
1,500,000		Lima, OH, 1.25% BANs, 3/17/2015	1,507,907
2,800,000		Montgomery, OH, 1.00% BANs, 6/24/2015	2,816,986
6,700,000		Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 9/4/2014	6,700,000
2,000,000		Willowick, OH, 0.75% BANs, 3/4/2015	2,003,509
		TOTAL	34,956,747
		Pennsylvania—1.3%
4,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.280%, 9/4/2014	4,000,000
		South Carolina—1.2%
3,605,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.250%, 9/4/2014	3,605,000
125,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.150%, 9/4/2014	125,000
		TOTAL	3,730,000
		Texas—3.1%
10,000,000		Calhoun, TX Port Authority, (Series 2011C) Weekly VRDNs (Formosa Plastic Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.080%, 9/4/2014	10,000,000
		Virginia—7.4%
2,950,000		Fairfax County, VA IDA, (Inova Health System) MVRENs, (Series 2012 C), 0.130%, 9/4/2014	2,950,000
1,500,000		Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute), 0.040%, 9/3/2014	1,500,000
2,355,000		Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute), 0.030%, 9/3/2014	2,355,000
10,100,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.060%, 9/2/2014	10,100,000
6,700,000	[3,4]	Virginia State Housing Development Authority, Stage Trust (Series 2008-47C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.240%, 9/4/2014	6,700,000
		TOTAL	23,605,000
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	West Virginia—1.6%
$5,000,000	West Virginia EDA Solid Waste Disposal Facilities, (Series 2014A) Weekly VRDNs (Kentucky Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.060%, 9/4/2014	$5,000,000
	Wisconsin—2.8%
2,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 9/4/2014	2,000,000
1,000,000	Wisconsin Housing & EDA, Home Ownership Revenue (Series 2007C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 9/3/2014	1,000,000
6,000,000	Wisconsin Housing & EDA, Housing Revenue (Series 2008G) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 9/4/2014	6,000,000
	TOTAL	9,000,000
	TOTAL MUNICIPAL INVESTMENTS—100.8% (AT AMORTIZED COST)[5]	321,692,752
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(2,648,369)
	TOTAL NET ASSETS—100%	$319,044,383
Securities that are subject to the federal alternative minimum tax (AMT) represent 51.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At August 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
93.6%	6.4%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $82,432,000, which represented 25.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2014, these liquid restricted securities amounted to $82,432,000, which represented 25.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional prime funds (i.e., not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
IDRB(s)	—Industrial Development Revenue Bond(s)
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCRBs	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
5
Federated Prime Cash Series
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.7%
		Finance - Automotive—0.0%
$1,143,000	[1,2]	GM Financial Automobile Leasing Trust 2014-1, Class A1, 0.250%, 4/20/2015	$1,143,000
		Finance - Equipment—0.7%
20,000,000	[1,2]	Macquarie Equipment Funding Trust 2014-A, Class A1, 0.260%, 9/21/2015	20,000,000
		TOTAL ASSET-BACKED SECURITIES	21,143,000
		BANK NOTE—0.4%
		Finance - Banking—0.4%
10,000,000		Bank of America N.A., 0.210%, 10/20/2014	10,000,000
		CERTIFICATES OF DEPOSIT—28.2%
		Finance - Banking—28.2%
15,000,000		BMO Harris Bank, N.A., 0.250%, 2/23/2015	15,000,000
50,000,000		BNP Paribas SA, 0.230%, 10/3/2014	50,000,000
25,000,000	[3]	Bank of Montreal, 0.225%, 9/17/2014	25,000,000
50,000,000	[3]	Bank of Montreal, 0.227%, 9/3/2014	50,000,000
10,000,000	[3]	Bank of Montreal, 0.227%, 9/8/2014	10,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.240%, 10/20/2014	25,000,000
134,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.210%, 9/22/2014 - 12/22/2014	134,000,000
67,000,000		Credit Suisse, Zurich, 0.210% - 0.220%, 9/18/2014 - 10/6/2014	67,000,000
30,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.260%, 10/6/2014	29,992,423
9,500,000	[3]	Deutsche Bank AG, 0.303%, 10/23/2014	9,500,000
93,000,000	[3]	JPMorgan Chase Bank, N.A., 0.416%, 9/22/2014	93,000,000
39,100,000	[3]	Natixis, 0.247%, 9/10/2014	39,100,000
30,000,000	[3]	Royal Bank of Canada, Montreal, 0.235%, 9/29/2014	30,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.322%, 10/6/2014	20,000,000
133,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 9/19/2014 - 11/17/2014	133,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.215%, 9/18/2014	50,000,000
25,000,000	[3]	Toronto Dominion Bank, 0.234%, 10/15/2014	25,000,000
25,000,000	[3]	Toronto Dominion Bank, 0.245%, 11/24/2014	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	830,592,423
		COMMERCIAL PAPER—34.6%[4]
		Aerospace/Auto—0.6%
14,700,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.260% - 0.270%, 9/4/2014 - 10/10/2014	14,696,886
2,775,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.260% - 0.280%, 10/1/2014 - 10/7/2014	2,774,338
		TOTAL	17,471,224
		Consumer Products—2.0%
59,000,000		Unilever N.V., 0.240% - 0.260%, 9/22/2014 - 11/12/2014	58,986,145
		Finance - Banking—17.1%
50,000,000	[3]	Australia & New Zealand Banking Group, Melbourne, 0.431%, 9/4/2014	50,000,000
100,000,000		BNP Paribas Finance, Inc., 0.220%, 10/6/2014	99,978,611
20,000,000		Credit Agricole North America, Inc., 0.230%, 10/21/2014	19,993,611
148,000,000		ING (U.S.) Funding LLC, 0.210%, 10/2/2014 - 11/19/2014	147,958,957
61,000,000	[1,2]	LMA-Americas LLC, 0.210% - 0.240%, 9/10/2014 - 11/12/2014	60,987,031
5,000,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-SMBC), (Sumitomo Mitsui Banking Corp. LOC), 0.160%, 9/3/2014	5,000,000
70,000,000		PNC Bank, N.A., 0.300%, 11/4/2014	70,000,000
20,000,000		PNC Bank, N.A., 0.310%, 1/13/2015	20,000,000
20,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.210%, 10/31/2014	19,993,000

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Banking—continued
$10,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.220%, 11/20/2014	$9,995,111
		TOTAL	503,906,321
		Finance - Commercial—11.1%
145,000,000	[1,2]	Alpine Securitization Corp., 0.210% - 0.220%, 9/8/2014 - 11/20/2014	144,966,867
87,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.220% - 0.240%, 9/26/2014 - 10/22/2014	86,982,568
10,000,000	[1,2]	CIESCO LLC, 0.240%, 2/4/2015	9,989,600
85,000,000	[1,2]	Versailles Commercial Paper LLC, 0.220% - 0.230%, 9/26/2014 - 11/13/2014	84,980,436
		TOTAL	326,919,471
		Finance - Retail—2.4%
50,000,000	[1,2]	CAFCO LLC, 0.220%, 11/3/2014	49,980,751
20,000,000	[1,2]	Chariot Funding LLC, 0.271%, 3/4/2015	19,972,400
		TOTAL	69,953,151
		Oil & Oil Finance—0.8%
14,703,000	[1,2]	Enbridge (U.S.), Inc., (GTD by Enbridge, Inc.), 0.250% - 0.280%, 9/2/2014 - 9/25/2014	14,701,372
10,900,000		Motiva Enterprises LLC, 0.180%, 9/2/2014	10,899,946
		TOTAL	25,601,318
		Telecommunications—0.6%
10,000,000	[1,2]	Bell Canada, 0.240%, 9/3/2014	9,999,866
7,000,000	[1,2]	NBCUniversal Enterprise, Inc., (GTD by Comcast Corp.), 0.240%, 9/12/2014	6,999,487
		TOTAL	16,999,353
		TOTAL COMMERCIAL PAPER	1,019,836,983
		CORPORATE BONDS—2.2%
		Finance - Banking—2.2%
5,000,000	[3]	Bank of America Corp., 0.561%, 9/15/2014	5,000,533
716,000	[3]	Citigroup, Inc., 0.518%, 11/5/2014	716,203
2,327,000		Citigroup, Inc., 5.500%, 10/15/2014	2,341,331
284,000		JPMorgan Chase & Co., 4.750%, 3/1/2015	290,028
19,090,000		Wells Fargo & Co., 1.250%, 2/13/2015	19,170,516
38,010,000		Wells Fargo & Co., 3.750%, 10/1/2014	38,117,869
		TOTAL CORPORATE BONDS	65,636,480
		NOTES - VARIABLE—11.3%[3]
		Aerospace/Auto—1.2%
16,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.353%, 10/17/2014	16,000,000
20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.234%, 10/14/2014	20,000,000
		TOTAL	36,000,000
		Finance - Banking—7.3%
1,240,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 9/5/2014	1,240,000
9,000,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Shares (Series T0009), 0.170%, 9/2/2014	9,000,000
14,005,000		Carew Realty, Inc., (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.240%, 9/4/2014	14,005,000
4,000,000		Collier County, FL IDA, (Series 2005), (SunTrust Bank LOC), 0.210%, 9/3/2014	4,000,000
1,000,000		District of Columbia Revenue, (Series 2007), (SunTrust Bank LOC), 0.200%, 9/3/2014	1,000,000
3,225,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 9/5/2014	3,225,000
1,375,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 9/5/2014	1,375,000
68,595,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.140%, 9/2/2014	68,595,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 9/2/2014	50,000,000
13,800,000		New Hampshire Business Finance Authority, (Series 2008), (Citizens Bank, N.A., Providence LOC), 0.300%, 9/2/2014	13,800,000
25,000,000		PNC Bank, N.A., 0.466%, 9/20/2014	25,000,000
12,765,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.220%, 9/4/2014	12,765,000
2,770,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.200%, 9/5/2014	2,770,000

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$9,200,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.150%, 9/3/2014	$9,200,000
		TOTAL	215,975,000
		Finance - Commercial—0.4%
12,235,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.150%, 9/4/2014	12,235,000
		Finance - Retail—1.1%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.710%, 9/14/2014	32,000,000
		Government Agency—1.0%
17,485,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.110%, 9/4/2014	17,485,000
9,920,000		Capital Trust Agency, FL, (FNMA LOC), 0.120%, 9/4/2014	9,920,000
		TOTAL	27,405,000
		Metals—0.3%
9,700,000		St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.240%, 9/3/2014	9,700,000
		TOTAL NOTES - VARIABLE	333,315,000
		OTHER REPURCHASE AGREEMENTS—14.4%
		Finance - Banking—14.4%
25,000,000		Barclays Capital, Inc., 0.203%, 9/23/2014, interest in a $250,000,000 collateralized loan agreement, dated 7/25/2014, in which mortgage-backed securities with a market value of $255,055,250 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
45,000,000		Citigroup Global Markets, Inc., 0.558% - 0.750%, 9/2/2014 - 10/20/2014, interest in a $205,000,000 collateralized loan agreement, dated 8/19/2014 – 8/29/2014, in which asset-backed securities, collateralized mortgage obligations and convertible bonds with a market value of $209,133,277 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
20,400,000		Credit Suisse Securities (USA) LLC, 0.700%, 9/26/2014, interest in a $115,000,000 collateralized loan agreement, dated 6/30/2014, in which collateralized mortgage obligations with a market value of $117,435,744 have been received as collateral and held with JPMorgan Chase as tri-party agent.	20,400,000
10,000,000		Goldman Sachs & Co., 0.172%, 9/2/2014, interest in a $40,000,000 collateralized loan agreement, dated 8/26/2014, in which corporate bonds with a market value of $40,801,388 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
30,000,000		JPMorgan Securities LLC, 0.314%, 10/1/2014, interest in a $250,000,000 collateralized loan agreement, dated 6/30/2014, in which asset-backed securities with a market value of $255,133,428 have been received as collateral and held with JPMorgan Chase as tri-party agent.	30,000,000
130,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355% - 0.689%, 9/2/2014 - 11/24/2014, interest in a $305,000,000 collateralized loan agreement, dated 8/25/2014 - 8/29/2014, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium term notes, mortgage-backed securities and municipal bonds with a market value of $408,014,735 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000,000
35,000,000		Mizuho Securities USA, Inc., 0.456%, 9/2/2014, interest in a $110,000,000 collateralized loan agreement, dated 8/18/2014, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, mortgage-backed securities and U.S. Treasury securities with a market value of $112,221,103 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
50,000,000		Pershing LLC, 0.304% - 0.355%, 9/2/2014, interest in a $400,000,000 collateralized loan agreement, dated 8/29/2014, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium term notes and municipal bonds with a market value of $408,014,735 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
80,000,000		Wells Fargo Securities, LLC, 0.456%, 10/17/2014 - 10/21/2014, interest in a $310,000,000 collateralized loan agreement, dated 7/16/2014 – 7/21/2014, in which asset-backed securities, collateralized mortgage obligations, convertible bonds, common stocks and exchange-traded funds with a market value of $316,377,005 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	425,400,000
		REPURCHASE AGREEMENTS—8.2%
41,852,000		Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,019,444 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,019,899.	41,852,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 8/29/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,013,333 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,041,752,692.	$200,000,000
	TOTAL REPURCHASE AGREEMENTS	241,852,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	2,947,775,886
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,142,842
	TOTAL NET ASSETS—100%	$2,948,918,728
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $627,999,713, which represented 21.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2014, these liquid restricted securities amounted to $627,999,713, which represented 21.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional prime funds (i.e. not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.

The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Municipal Term Preferred
5
Federated Treasury Cash Series
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURIES—36.9%
40,000,000	[1]	United States Treasury Bills, 0.080%, 9/4/2014	$39,999,733
26,350,000	[1]	United States Treasury Bills, 0.105%, 4/30/2015	26,331,478
17,250,000		United States Treasury Bonds, 11.250%, 2/15/2015	18,125,110
45,000,000	[2]	United States Treasury Floating Rate Notes, 0.075%-0.099%, 9/2/2014	44,996,591
217,000,000		United States Treasury Notes, 0.250%-2.125%, 11/30/2014	217,799,956
86,750,000		United States Treasury Notes, 0.250%-2.375%, 10/31/2014	86,921,324
69,000,000		United States Treasury Notes, 0.250%-2.375%, 2/28/2015	69,671,081
28,000,000		United States Treasury Notes, 0.250%, 1/15/2015	28,019,517
17,000,000		United States Treasury Notes, 0.250%, 7/15/2015	17,013,279
15,000,000		United States Treasury Notes, 0.250%, 9/30/2014	15,002,244
12,000,000		United States Treasury Notes, 0.375%-4.250%, 11/15/2014	12,061,933
66,000,000		United States Treasury Notes, 0.375%, 3/15/2015	66,102,939
22,500,000		United States Treasury Notes, 0.375%, 6/30/2015	22,546,072
37,000,000		United States Treasury Notes, 2.250%, 1/31/2015	37,326,905
93,250,000		United States Treasury Notes, 2.625%, 12/31/2014	94,033,122
82,000,000		United States Treasury Notes, 4.000%, 2/15/2015	83,457,442
		TOTAL U.S. TREASURIES	879,408,726
		REPURCHASE AGREEMENTS—44.3%
88,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which ABN AMRO Bank N.V., Netherlands will repurchase securities provided as collateral for $500,002,778 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,003,566.	88,000,000
88,000,000		Interest in $315,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $315,001,750 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $321,301,871.	88,000,000
43,000,000	[3]	Interest in $460,000,000 joint repurchase agreement 0.07%, dated 7/23/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $460,080,500 on 10/21/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $469,237,464.	43,000,000
40,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.07%, dated 8/11/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $450,081,375 on 11/12/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $459,019,748.	40,000,000
25,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.08%, dated 6/2/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $360,080,000 on 9/10/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $367,275,172.	25,000,000
43,000,000	[3]	Interest in $460,000,000 joint repurchase agreement 0.06%, dated 7/28/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $460,046,000 on 9/26/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $469,228,251.	43,000,000
30,000,000	[3]	Interest in $720,000,000 joint repurchase agreement 0.06%, dated 8/4/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $720,036,000 on 9/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $734,435,599.	30,000,000
20,000,000	[3]	Interest in $480,000,000 joint repurchase agreement 0.06%, dated 8/6/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $480,024,000 on 9/5/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $489,622,082.	20,000,000
40,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 8/13/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,061,250 on 10/15/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $510,019,901.	40,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
40,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 8/14/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,067,083 on 10/22/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2019 and the market value of those underlying securities was $510,018,914.	$40,000,000
40,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 0.07%, dated 8/15/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $650,075,833 on 10/14/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2023 and the market value of those underlying securities was $663,023,248.	40,000,000
23,500,000	[3]	Interest in $820,000,000 joint repurchase agreement 0.08%, dated 7/29/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $820,164,000 on 10/27/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $836,465,106.	23,500,000
45,000,000		Interest in $400,000,000 joint repurchase agreement 0.05%, dated 8/27/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $400,003,889 on 9/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $408,003,427.	45,000,000
86,319,000		Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,019,444 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,019,899.	86,319,000
88,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $500,002,778 on 9/2/2014. The security provided as collateral at the end of period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 8/15/2042 and the market of that underlying security was $510,002,913.	88,000,000
44,000,000		Interest in $500,000,000 joint repurchase agreement 0.06%, dated 8/28/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,005,833 on 9/4/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $510,004,256.	44,000,000
75,000,000	[3]	Interest in $1,200,000,000 joint repurchase agreement 0.06%, dated 8/18/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,200,070,000 on 9/22/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $1,224,030,614.	75,000,000
60,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 0.06%, dated 8/28/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $650,036,833 on 10/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $663,004,500.	60,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $500,004,861 on 9/5/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $510,002,902.	10,000,000
100,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 8/8/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,046,667 on 9/5/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $1,020,042,607.	100,000,000
25,000,000		Interest in $250,000,000 joint repurchase agreement 0.06%, dated 8/25/2014 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $250,003,333 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $255,003,467.	25,000,000
		TOTAL REPURCHASE AGREEMENTS	1,053,819,000
		TOTAL INVESTMENTS—81.2% (AT AMORTIZED COST)[4]	1,933,227,726
		OTHER ASSETS AND LIABILITIES - NET—18.8%[5]	448,812,392
		TOTAL NET ASSETS—100%	$2,382,040,118
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents cash.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014